PIA High Yield Fund
Schedule of Investments
August 31, 2025 (Unaudited)

CORPORATE BONDS - 89.7%	Par	Value
Advertising - 1.2%
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/2030 (a)	$925,000	$964,066
7.13%, 02/15/2031 (a)	175,000	177,896
		1,141,962

Aerospace/Defense - 1.1%
Efesto Bidco SpA Efesto US LLC, 7.50%, 02/15/2032 (a)	1,000,000	1,022,320

Airlines - 1.2%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (a)	1,193,000	1,149,334

Auto Manufacturers - 0.9%
PM General Purchaser LLC, 9.50%, 10/01/2028 (a)	1,051,000	834,446

Building Materials - 3.7%
CP Atlas Buyer, Inc., 9.75%, 07/15/2030 (a)	1,050,000	1,084,555
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (a)	250,000	257,871
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	725,000	714,345
Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.50%, 04/15/2030 (a)	700,000	546,188
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	650,000	651,946
8.88%, 11/15/2031 (a)	300,000	320,255
		3,575,160

Chemicals - 9.4%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028 (a)	932,000	314,550
Cerdia Finanz GmbH, 9.38%, 10/03/2031 (a)	1,125,000	1,193,378
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	875,000	738,631
12.00%, 02/15/2031 (a)	860,000	791,487
GPD Cos., Inc., 12.50%, 12/31/2029 (a)	1,085,520	914,276
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	1,000,000	861,318
Innophos Holdings, Inc., 11.50%, 06/15/2029 (a)	1,315,550	1,307,762
Mativ Holdings, Inc., 8.00%, 10/01/2029 (a)	1,075,000	1,064,943
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)	905,000	972,612
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029 (a)	860,000	843,366
		9,002,323

Coal - 1.0%
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	1,100,000	1,006,029

Commercial Services - 12.0%
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (a)	1,241,000	1,181,637
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	1,250,000	1,196,062
Cimpress PLC, 7.38%, 09/15/2032 (a)	950,000	954,483
CPI CG, Inc., 10.00%, 07/15/2029 (a)	838,000	877,885
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	975,000	999,964
Deluxe Corp., 8.13%, 09/15/2029 (a)	1,000,000	1,042,861
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	1,135,000	1,107,906
PROG Holdings, Inc., 6.00%, 11/15/2029 (a)	850,000	826,225
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (a)	1,016,000	1,031,713
StoneMor, Inc., 8.50%, 05/15/2029 (a)	1,165,000	1,124,849
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	1,108,000	1,200,437
		11,544,022

Computers - 1.1%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (a)	1,145,000	1,096,608

Diversified Financial Services - 1.3%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	320,000	319,672
6.88%, 04/15/2030 (a)	550,000	552,345
9.25%, 07/01/2031 (a)	135,000	143,876
7.50%, 07/15/2033 (a)	200,000	204,650
		1,220,543

Engineering & Construction - 4.7%
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (a)	1,300,000	1,278,003
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	1,075,000	1,073,436
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	1,165,000	1,120,102
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)	981,000	1,003,701
		4,475,242

Entertainment - 2.1%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)	967,000	928,769
Voyager Parent LLC, 9.25%, 07/01/2032 (a)	1,050,000	1,108,812
		2,037,581

Food - 2.1%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	1,017,000	1,071,767
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	940,000	903,638
		1,975,405

Food Service - 1.3%
TKC Holdings, Inc.
6.88%, 05/15/2028 (a)	485,000	487,935
10.50%, 05/15/2029 (a)	785,000	802,390
		1,290,325

Forest Products & Paper - 2.4%
Magnera Corp.
4.75%, 11/15/2029 (a)	1,017,000	899,260
7.25%, 11/15/2031 (a)	200,000	189,455
Mercer International, Inc.
12.88%, 10/01/2028 (a)	600,000	583,277
5.13%, 02/01/2029	850,000	670,882
		2,342,874

Healthcare-Services - 1.0%
Kedrion SpA, 6.50%, 09/01/2029 (a)	1,020,000	1,002,291

Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032 (a)	1,050,000	1,078,096

Internet - 1.2%
ION Trading Technologies Sarl
5.75%, 05/15/2028 (a)	720,000	699,061
9.50%, 05/30/2029 (a)	450,000	470,902
		1,169,963

Iron/Steel - 1.3%
TMS International Corp./DE, 6.25%, 04/15/2029 (a)	1,280,000	1,238,882

Machinery-Diversified - 2.9%
GrafTech Finance, Inc., 4.63%, 12/23/2029 (a)	1,161,000	830,115
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029 (a)	250,000	213,750
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	1,025,000	1,077,005
OT Merger Corp., 7.88%, 10/15/2029 (a)	1,769,000	639,034
		2,759,904

Media - 4.0%
Beasley Mezzanine Holdings LLC
9.20%, 08/01/2028 (a)	1,003,000	393,678
11.00%, 08/01/2028 (a)	121,000	120,320
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026 (a)	1,535,000	1,001,588
Univision Communications, Inc.
4.50%, 05/01/2029 (a)	570,000	534,998
7.38%, 06/30/2030 (a)	350,000	352,189
8.50%, 07/31/2031 (a)	250,000	257,855
9.38%, 08/01/2032 (a)	275,000	289,796
Urban One, Inc., 7.38%, 02/01/2028 (a)	1,650,000	843,653
		3,794,077

Metal Fabricate/Hardware - 1.3%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030 (a)	1,195,000	1,216,313

Mining - 2.5%
Compass Minerals International, Inc.
6.75%, 12/01/2027 (a)	296,000	296,379
8.00%, 07/01/2030 (a)	1,000,000	1,046,864
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030 (a)	1,000,000	1,037,142
		2,380,385

Miscellaneous Manufacturing - 1.6%
Calderys Financing II LLC, 11.75% (or 12.50% PIK), 06/01/2028 (a)	750,000	794,062
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	665,000	704,669
		1,498,731

Office-Business Equipment - 2.0%
Pitney Bowes, Inc., 6.88%, 03/15/2027 (a)	985,000	989,150
Xerox Holdings Corp.
5.50%, 08/15/2028 (a)	1,075,000	700,236
8.88%, 11/30/2029 (a)	375,000	229,804
		1,919,190

Oil & Gas Services - 3.4%
Bristow Group, Inc., 6.88%, 03/01/2028 (a)	1,000,000	1,002,430
CHC Group LLC, 11.75%, 09/01/2030 (a)	1,435,000	1,438,663
Enerflex Ltd., 9.00%, 10/15/2027 (a)	825,000	849,803
		3,290,896

Packaging & Containers - 3.4%
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030 (a)	1,075,000	1,092,958
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	1,050,000	994,990
LABL, Inc.
5.88%, 11/01/2028 (a)	650,000	516,623
9.50%, 11/01/2028 (a)	425,000	354,755
8.63%, 10/01/2031 (a)	375,000	277,550
		3,236,876

Pharmaceuticals - 1.2%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032 (a)	1,245,000	1,192,685

Pipelines - 6.2%
Global Partners LP / GLP Finance Corp.
6.88%, 01/15/2029	616,000	624,686
8.25%, 01/15/2032 (a)	165,000	173,690
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	1,155,000	1,133,359
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	500,000	529,189
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	550,000	561,463
8.38%, 02/15/2032 (a)	667,000	679,040
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	950,000	948,364
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	350,000	368,422
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	850,000	881,270
		5,899,483

Retail - 1.1%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029 (a)	1,100,000	1,016,044

Software - 4.5%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (a)	1,050,000	1,054,914
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028 (a)	875,000	828,144
8.75%, 05/01/2029 (a)	330,000	338,987
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030 (a)	1,025,000	1,027,895
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	250,000	257,625
6.50%, 02/15/2029 (a)	835,000	804,155
		4,311,720

Transportation - 5.5%
Beacon Mobility Corp., 7.25%, 08/01/2030 (a)	700,000	726,025
Brightline East LLC, 11.00%, 01/31/2030 (a)	1,191,000	685,417
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	750,000	712,142
Rand Parent LLC, 8.50%, 02/15/2030 (a)	1,085,000	1,125,980
Star Leasing Co. LLC, 7.63%, 02/15/2030 (a)	1,100,000	1,088,744
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (a)	850,000	889,378
		5,227,686
TOTAL CORPORATE BONDS (Cost $89,184,341)		85,947,396

COMMON STOCKS - 0.0%(b)	Shares
Building Materials - 0.0%(b)
Northwest Hardwoods (c)(d)	2,996	37,450

Media - 0.0%(b)
Beasley Broadcast Group, Inc. (d)	740	3,367
TOTAL COMMON STOCKS (Cost $146,126)		40,817

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.2%
Fidelity Government Portfolio - Institutional Class, 4.21%(e)	7,831,300	7,831,300
TOTAL MONEY MARKET FUNDS (Cost $7,831,300)		7,831,300

TOTAL INVESTMENTS - 97.9% (Cost $97,161,767)		93,819,513
Other Assets in Excess of Liabilities - 2.1%		2,027,951
TOTAL NET ASSETS - 100.0%		$95,847,464
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

PIK - Payment in Kind

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $84,651,828 or 88.3% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $37,450 or 0.0% of net assets as of August 31, 2025.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

PIA High Yield Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$85,947,396	$–	$85,947,396
Common Stocks	3,367	–	37,450	40,817
Money Market Funds	7,831,300	–	–	7,831,300
Total Investments	$7,834,667	$85,947,396	$37,450	$93,819,513

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2024	$104,860
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(67,410)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of August 31, 2025	$37,450